Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Summary of information about receivables

	2025	2024
	US$m	US$m
(a) Receivables (current)
Trade receivables[1]	948	972
Other receivables[1,2]	630	1,270
Loans receivable	153	133
Lease receivables	11	9
Interest receivable	9	6
	1,751	2,390
(b) Receivables (non-current)
Other receivables	95	51
Loans receivable	663	776
Lease receivables	65	49
	823	876
1.Interest-free and settlement terms are usually between 14 and 30 days.
2.$715 million of the carrying amount as at 31 December 2024 related to expected reimbursements from OCI N.V. for forecast capital spend. The full reimbursement was received by 31 December 2025. Refer to Note B.5 for details.